PROVISIONS AND CONTINGENT PROVISIONS (Details) - CLP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions [abstract]
Provisions for personnel salaries and expenses		$ 93,379	$ 97,576
Provisions for mandatory dividends		178,600	168,840
Provisions for contingent loan risk	[1]	23,709	10,079
Other		620	27,303
Total		$ 305,271	$ 303,798	$ 292,210

[1]	Under IFRS 9 disclosure requeriments.